SUPPLEMENT DATED JULY 6, 2022 TO THE APRIL 30, 2022 PROSPECTUS

OF FREEDOM LIFETIME INCOME

ISSUED BY EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY® (“EFILI”)

In “10. MORE INFORMATION ABOUT THE CONTRACT”, subsection “10(k). Written Requests Received at the Company” is added as follows:

10(k). Written Requests Received at the Company

Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:

1.	The original request is physically received at the Annuity Service Center; or

2.	An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.

All communications to us regarding your Contract should be sent to: Empire Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0051.

EFFLI-22-01	Page 1 of 2	1.9905924.100

Effective May 27, 2022, current expenses for certain Fidelity VIP FundsManager Portfolios have changed.

In “Appendix A: Funds Available under the Contract”, the information relating to Fidelity® VIP FundsManager® 20%, Fidelity® VIP FundsManager® 50%, Fidelity® VIP FundsManager® 70%, and Fidelity® VIP FundsManager® 85% Portfolios is replaced with the following:

Investment Objective	Fund & Adviser/SubAdviser	Current Expenses		Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.54	%*	3.65%	5.48%	4.55%
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.70	%*	10.02%	9.91%	8.33%
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.78	%*	14.52%	12.46%	10.64%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.82	%*	17.83%	14.40%	12.30%

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

EFFLI-22-01	Page 2 of 2	1.9905924.100